Loans, Impaired Loans and Allowance for Credit Losses	6 Months Ended
Apr. 30, 2025
Text Block [Abstract]
Loans, Impaired Loans and Allowance for Credit Losses
7.	Loans, impaired loans and allowance for credit losses
(a) Loans at amortized cost

	As at
	April 30, 2025
($ millions)	Gross carrying amount	Allowance for credit losses	Net carrying amount

Residential mortgages	$359,792	$1,378	$358,414
Personal loans	105,953	2,379	103,574
Credit cards	17,224	1,235	15,989
Business and government	280,487	2,092	278,395
Total	$763,456	$7,084	$756,372

	As at
	January 31, 2025			October 31, 2024
($ millions)	Gross carrying amount	Allowance for credit losses	Net carrying amount	Gross carrying amount	Allowance for credit losses	Net carrying amount
Residential mortgages	$358,791	$1,280	$357,511	$350,941	$1,208	$349,733
Personal loans	106,635	2,426	104,209	106,379	2,319	104,060
Credit cards	17,548	1,185	16,363	17,374	1,160	16,214
Business and government	290,188	1,966	288,222	292,671	1,849	290,822
Total	$773,162	$6,857	$766,305	$767,365	$6,536	$760,829
(b) Impaired loans
(1)

	As at
	April 30, 2025
($ millions)	Gross impaired loans	Allowance for credit losses	Net carrying amount
Residential mortgages	$2,579	$748	$1,831
Personal loans	1,060	617	443
Credit cards	–	–	–
Business and government	3,210	836	2,374
Total	$6,849	$2,201	$4,648
By geography:
Canada	$2,273	$682	$1,591
United States	64	23	41
Mexico	1,386	460	926
Peru	716	361	355
Chile	1,333	307	1,026
Colombia	336	116	220
Other international	741	252	489
Total	$6,849	$2,201	$4,648

	As at
	January 31, 2025			October 31, 2024
($ millions)	Gross impaired loans	Allowance for credit losses	Net carrying amount	Gross impaired loans	Allowance for credit losses	Net carrying amount
Residential mortgages	$2,563	$711	$1,852	$2,372	$645	$1,727
Personal loans	1,169	647	522	1,117	621	496
Credit cards	–	–	–	–	–	–
Business and government	3,332	832	2,500	3,250	788	2,462
Total	$7,064	$2,190	$4,874	$6,739	$2,054	$4,685
By geography:
Canada	$2,299	$623	$1,676	$2,158	$569	$1,589
United States	110	20	90	109	22	87
Mexico	1,371	438	933	1,343	424	919
Peru	730	404	326	715	385	330
Chile	1,343	293	1,050	1,249	281	968
Colombia	364	128	236	322	109	213
Other international	847	284	563	843	264	579
Total	$7,064	$2,190	$4,874	$6,739	$2,054	$4,685

(1)	Interest income recognized on impaired loans during the three months ended April 30, 2025 was $24 (January 31, 2025 – $26; October 31, 2024 – $22).
(c) Allowance for credit losses

(i)	Key inputs and assumptions
The Bank’s allowance for credit losses is measured using a three-stage approach based on the extent of credit deterioration since origination. The calculation of the Bank’s allowance for credit losses is an output of a set of complex models with a number of underlying assumptions regarding the choice of variable inputs and their interdependencies. Some of the key drivers include the following:

•	Changes in risk ratings of the borrower or instrument reflecting changes in their credit quality;

•	Changes in the volumes of transactions;

•
Changes in the forward-looking macroeconomic environment reflected in the variables used in the models such as GDP growth, unemployment rates, commodity prices, interest rates, and house price indices, which are closely related with credit losses in the relevant portfolio;

•	Changes in macroeconomic scenarios and the probability weights assigned to each scenario; and

•	Borrower migration between the three stages.

The Bank determines its allowance for credit losses using four probability-weighted forward-looking scenarios (base case, optimistic, pessimistic and very pessimistic).
The Bank considers both internal and external sources of information and data to achieve unbiased projections and forecasts in determining the allowance for credit losses. The Bank prepares the scenarios using forecasts generated by Scotiabank Economics (SE). The forecasts are generated using models whose outputs are modified by SE as necessary to formulate a ‘base case’ view of the most probable future direction of economic developments. The development of the base case and alternative scenarios is overseen by a governance committee that consists of internal stakeholders from across the Bank. The final base case and alternative scenarios reflect significant review and oversight, and incorporate judgement both in the determination of the scenarios’ forecasts and the probability weights that are assigned to them.

(ii)	Key macroeconomic variables
The inputs and models used for calculating expected credit losses may not always capture all characteristics of the market at the date of the financial statements. Qualitative adjustments or overlays may be made for certain portfolios or geographies as temporary adjustments in circumstances where, in the Bank’s view, the inputs, assumptions, and/or modelling techniques do not capture all relevant risk factors, including the emergence of economic or geopolitical events, up to the date of financial statements. As required under IFRS 9, the allowance for credit losses at each reporting period must be based on inputs, assumptions and information available up to that date.
Given the extreme uncertainty surrounding future U.S. trade policies and the direction of tariffs, the scenarios this quarter have varying assumptions of imposed tariffs. The base case scenario assumed tariffs announced and implemented as of April 30th, avoiding speculation on future announcements, including potential trade deals and tariff pauses. Differing assumptions are reflected in the alternate scenarios described below. As new information comes to light in future quarters, the scenarios and assumptions will be updated accordingly.
A dramatic escalation of trade tensions in recent months and the subsequent increase in uncertainty are behind substantial downward revisions to the U.S. baseline outlook. These developments pose steep economic costs on the U.S. economy, severely damaging consumer and business sentiments, weakening spending, disrupting supply chains, and adding inflationary pressures. The latter reduces the Federal Reserve’s ability to support the economy amidst economic damage and rising inflation. We expect the Federal Reserve to hold its policy rate through 2025 and start cutting in Q1 2026 – a year later than expected last quarter. While the current quarter’s baseline scenario does not forecast a U.S. recession, the central bank’s limited ability to cushion the economy against further escalations increases the risk of one. This threat is reflected in reduced investor confidence in U.S. dollar-denominated assets, with recent declines in sovereign yields largely reflecting expectations of weaker growth. Tariffs applied to Canada have so far largely aligned with our placeholder assumptions since last quarter. However, Canada does not escape the negative effects on demand from elevated uncertainty, a substantially weaker U.S. economy, and weaker commodity prices. Canada’s growth outlook has been revised down relative to last quarter, and the Bank of Canada is expected to respond to this demand-driven weakness by easing rates, ending 2026 at 100 basis points lower than expected last quarter.
The optimistic scenario features somewhat stronger economic activity relative to the base case. The pessimistic scenario features a negative demand-type shock with globally tighter financial conditions, weaker growth and inflation, and lower monetary policy rates than in the base case scenario. It also assumes a combination of U.S. imposed tariffs on world economies, including
 12.5%
on imports from Canada and Mexico while facing no retaliation from these countries. Lastly, the very pessimistic scenario features a strong stagflationary impulse that leads to a protracted period of financial market uncertainty. It also assumes U.S. imposed tariffs with a magnitude twice that of the pessimistic scenario. Here, all countries retaliate. This results in higher inflation, requiring central banks to raise their policy rates to higher levels than in the base case in order to bring inflation under control, which is dampening economic activity.

The following tables show certain key macroeconomic variables used to calculate the modelled estimate for the allowance for credit losses. Further changes in these variables up to the date of the financial statements are incorporated through expert credit judgement. For the base case, optimistic and pessimistic scenarios, the projections are provided for the next 12 months and for the remaining forecast period, which represents a medium-term view.

	Base Case Scenario		Alternative Scenario Optimistic		Alternative Scenario Pessimistic		Alternative Scenario Very Pessimistic
As at April 30, 2025	Next 12 Months	Remaining Forecast Period	Next 12 Months	Remaining Forecast Period	Next 12 Months	Remaining Forecast Period	Next 12 Months	Remaining Forecast Period
Canada
Real GDP growth, y/y % change	1.2	2.0	2.0	2.7	-1.6	2.5	-4.4	3.0
Consumer price index, y/y %	2.1	2.2	2.1	2.5	1.3	1.8	5.3	2.3
Unemployment rate, average %	7.4	6.2	6.7	5.3	8.4	6.9	11.1	7.4
Bank of Canada overnight rate target, average %	2.7	2.4	2.8	3.3	2.4	2.1	3.5	3.2
HPI - Housing Price Index, y/y % change	2.0	4.3	3.3	5.7	-2.0	5.2	-4.5	4.6
USD/CAD exchange rate, average	1.39	1.32	1.44	1.34	1.54	1.33	1.60	1.35
U.S.
Real GDP growth, y/y % change	0.6	2.1	1.8	2.8	-1.9	2.9	-4.0	3.2
Consumer price index, y/y %	2.9	2.4	2.8	2.8	2.8	2.4	6.2	2.7
Target federal funds rate, upper limit, average %	4.4	3.3	4.1	3.8	4.0	2.8	4.9	3.9
Unemployment rate, average %	5.1	4.7	4.2	3.9	6.0	4.8	7.9	5.1
Mexico
Real GDP growth, y/y % change	-1.0	2.1	1.1	2.6	-2.4	2.5	-5.0	3.0
Unemployment rate, average %	3.4	3.9	3.3	3.4	4.3	4.1	6.4	4.9
Chile
Real GDP growth, y/y % change	2.8	2.2	4.3	3.2	0.2	2.9	-3.4	3.6
Unemployment rate, average %	8.0	7.0	7.7	6.4	9.4	7.2	11.4	7.6
Peru
Real GDP growth, y/y % change	2.8	3.0	4.0	4.1	-0.2	3.7	-1.1	4.1
Unemployment rate, average %	6.0	6.1	5.7	5.2	7.4	6.6	11.2	7.7
Colombia
Real GDP growth, y/y % change	2.7	2.7	3.5	3.7	-0.3	3.4	-1.3	3.8
Unemployment rate, average %	10.6	9.9	10.3	9.1	12.9	10.8	19.6	12.6
Caribbean
Real GDP growth, y/y % change	3.8	3.9	4.3	4.7	1.5	4.5	-0.4	4.9
Global
WTI oil price, average USD/bbl	60	67	67	79	53	59	47	56
Copper price, average USD/lb	4.03	4.99	4.40	5.40	3.90	4.87	3.68	4.76
Global GDP, y/y % change	2.3	2.7	3.6	3.4	0.3	3.2	-1.8	3.6

	Base Case Scenario		Alternative Scenario Optimistic		Alternative Scenario Pessimistic		Alternative Scenario Very Pessimistic
As at January 31, 2025	Next 12 Months	Remaining Forecast Period	Next 12 Months	Remaining Forecast Period	Next 12 Months	Remaining Forecast Period	Next 12 Months	Remaining Forecast Period
Canada
Real GDP growth, y/y % change	2.1	1.7	2.9	2.6	-1.4	2.5	-4.5	3.1
Consumer price index, y/y %	2.0	2.0	2.2	2.4	1.3	1.7	5.7	2.1
Unemployment rate, average %	6.6	6.1	6.2	5.2	8.2	6.9	11.1	7.5
Bank of Canada overnight rate target, average %	3.0	2.7	3.2	3.6	2.6	2.1	3.8	3.3
HPI - Housing Price Index, y/y % change	3.4	2.8	4.3	4.1	-2.0	3.5	-4.8	2.8
USD/CAD exchange rate, average	1.44	1.35	1.43	1.33	1.55	1.34	1.62	1.36
U.S.
Real GDP growth, y/y % change	2.1	1.8	2.9	2.5	-1.4	2.7	-3.8	3.1
Consumer price index, y/y %	2.3	2.3	2.5	2.6	2.5	2.1	6.3	2.5
Target federal funds rate, upper limit, average %	4.1	3.0	4.2	3.5	4.0	2.5	5.0	3.6
Unemployment rate, average %	4.1	4.4	4.0	4.1	5.9	5.0	8.0	5.3
Mexico
Real GDP growth, y/y % change	0.8	2.1	1.6	2.9	-2.4	2.8	-5.3	3.5
Unemployment rate, average %	3.4	3.9	3.2	3.3	4.3	4.1	6.6	5.0
Chile
Real GDP growth, y/y % change	2.5	2.3	4.1	3.1	-0.5	3.0	-4.5	3.9
Unemployment rate, average %	8.0	7.0	7.7	6.4	9.6	7.3	11.9	7.7
Peru
Real GDP growth, y/y % change	2.8	3.1	3.8	4.2	-0.7	3.9	-1.7	4.3
Unemployment rate, average %	5.9	5.9	5.3	4.8	7.4	6.5	11.6	7.6
Colombia
Real GDP growth, y/y % change	2.9	2.7	4.3	3.7	-0.4	3.4	-1.5	3.9
Unemployment rate, average %	10.4	10.1	10.0	9.2	13.0	11.1	20.3	13.2
Caribbean
Real GDP growth, y/y % change	3.8	3.9	4.5	4.7	0.5	4.6	-2.4	5.2
Global
WTI oil price, average USD/bbl	66	67	70	81	54	60	47	56
Copper price, average USD/lb	4.50	5.17	4.66	5.71	4.04	5.04	3.78	4.91
Global GDP, y/y % change	3.0	2.6	3.9	3.4	0.2	3.3	-2.1	3.8

	Base Case Scenario		Alternative Scenario Optimistic		Alternative Scenario Pessimistic		Alternative Scenario Very Pessimistic
As at October 31, 2024	Next 12 Months	Remaining Forecast Period	Next 12 Months	Remaining Forecast Period	Next 12 Months	Remaining Forecast Period	Next 12 Months	Remaining Forecast Period
Canada
Real GDP growth, y/y % change	1.8	2.2	2.8	3.1	-1.6	2.9	-4.4	3.4
Consumer price index, y/y %	2.2	2.0	2.4	2.5	1.6	1.7	5.8	2.2
Unemployment rate, average %	6.7	6.0	6.3	5.0	8.4	6.9	11.1	7.3
Bank of Canada overnight rate target, average %	3.3	2.6	3.5	3.6	2.9	2.0	4.0	3.2
HPI - Housing Price Index, y/y % change	1.6	4.2	2.4	5.5	-3.7	4.8	-5.8	4.1
USD/CAD exchange rate, average	1.34	1.30	1.33	1.28	1.43	1.28	1.49	1.30
U.S.
Real GDP growth, y/y % change	1.6	2.2	2.3	3.1	-1.6	3.0	-4.0	3.4
Consumer price index, y/y %	2.4	2.3	2.6	2.7	1.3	2.0	6.2	2.5
Target federal funds rate, upper limit, average %	4.1	2.9	4.1	3.4	3.6	1.8	4.8	3.4
Unemployment rate, average %	4.3	4.3	4.2	3.9	6.0	4.9	8.1	5.2
Mexico
Real GDP growth, y/y % change	1.3	2.1	2.6	2.9	-0.8	2.6	-2.9	3.2
Unemployment rate, average %	3.3	3.9	3.0	3.1	4.1	4.0	6.3	4.9
Chile
Real GDP growth, y/y % change	3.0	2.2	4.6	3.2	0.1	3.0	-3.6	3.8
Unemployment rate, average %	7.9	6.7	7.6	6.0	9.5	7.0	11.5	7.4
Peru
Real GDP growth, y/y % change	2.6	3.4	3.6	4.5	1.5	3.7	-0.5	4.3
Unemployment rate, average %	6.7	6.2	6.2	5.2	8.1	6.5	11.8	8.0
Colombia
Real GDP growth, y/y % change	2.6	2.7	3.7	3.8	1.4	3.1	-0.5	3.6
Unemployment rate, average %	11.1	10.1	10.7	9.1	13.5	10.6	19.8	13.0
Caribbean
Real GDP growth, y/y % change	3.6	3.8	4.2	4.5	2.5	4.2	0.6	4.7
Global
WTI oil price, average USD/bbl	73	69	78	83	60	60	53	58
Copper price, average USD/lb	4.99	5.29	5.16	5.86	4.50	5.13	4.32	5.02
Global GDP, y/y % change	3.4	2.4	4.3	3.3	0.6	3.1	-1.5	3.5

(iii)	Sensitivity
Relative to the base case scenario, the weighting of these multiple scenarios increased the reported allowance for credit losses for financial assets in Stage 1 and Stage 2 to $5,075 million (January 31, 2025 – $4,890 million; October 31, 2024 – $4,682 million) from $4,774 million (January 31, 2025 – $4,475 million; October 31, 2024 – $4,316 million).
The Bank enhanced certain of its IFRS 9 models in the current year and prior year, with the enhanced models exhibiting higher sensitivity to changes in the macroeconomic outlook. If the Bank was to apply a probability weighted average of its two pessimistic scenarios for the measurement of allowance for credit losses for such assets, the allowance for credit losses on performing financial instruments would be $1,081 million higher than the reported allowance for credit losses as at April 30, 2025 (January 31, 2025 – $1,082 million; October 31, 2024 – $942 million), excluding the consideration of changes in qualitative overlays or expert credit judgement. Actual results will differ as this does not consider the migration of exposures or incorporate changes that would occur in the portfolio due to risk mitigation actions and other factors.
Under
the Bank’s
current probability-weighted scenarios, if all performing financial assets were in Stage 1, reflecting a 12 month expected loss period, the allowance for credit losses would be $822 million (January 31, 2025 – $732 million; October 31, 2024 – $693 million) lower than the reported allowance for credit losses on performing financial assets.

(iv)	Allowance for credit losses

Allowance for credit losses
($ millions)	Balance as at November 1, 2024	Provision for credit losses (1)	Net write-offs	Other, including foreign currency adjustment	Balance as at April 30, 2025

Residential mortgages	$1,208	$205	$(40)	$5	$1,378
Personal loans	2,319	1,080	(930)	(90)	2,379
Credit cards	1,160	722	(647)	–	1,235
Business and government	2,036	571	(268)	(71)	2,268
	$6,723	$2,578	$(1,885)	$(156)	$7,260
Presented as:
Allowance for credit losses on loans	$6,536				$7,084
Allowance for credit losses on acceptances (2)	1				1
Allowance for credit losses on off-balance sheet exposures (3)	186				175

(1)	Excludes amounts associated with other assets and reversal of impairment losses of $(18) . The provision for credit losses, net of these amounts, is $2,560.
(2)	Allowance for credit losses on acceptances is recorded against the financial asset in the Consolidated Statement of Financial Position.
(3)	Allowance for credit losses on off-balance sheet exposures is recorded in other liabilities in the Consolidated Statement of Financial Position.

($ millions)	Balance as at November 1, 2023	Provision for credit losses (1)	Net write-offs	Other, including foreign currency adjustment	Balance as at April 30, 2024
Residential mortgages	$1,084	$144	$(44)	$4	$1,188
Personal loans	2,414	910	(912)	(72)	2,340
Credit cards	1,237	562	(553)	(7)	1,239
Business and government	1,876	360	(184)	(65)	1,987
	$6,611	$1,976	$(1,693)	$(140)	$6,754
Presented as:
Allowance for credit losses on loans	$6,372				$6,507
Allowance for credit losses on acceptances (2)	90				89
Allowance for credit losses on off-balance sheet exposures (3)	149				158

(1)	Excludes amounts associated with other assets and reversal of impairment losses of $(7) . The provision for credit losses, net of these amounts, is $1,969.
(2)	Allowance for credit losses on acceptances is recorded against the financial asset in the Consolidated Statement of Financial Position.
(3)	Allowance for credit losses on off-balance sheet exposures is recorded in other liabilities in the Consolidated Statement of Financial Position.

Allowance for credit losses on loans	As at April 30, 2025
($ millions)	Stage 1	Stage 2	Stage 3	Total
Residential mortgages	$178	$452	$748	$1,378
Personal loans	534	1,228	617	2,379
Credit cards	292	943	–	1,235
Business and government	667	589	836	2,092
Total (1)	$1,671	$3,212	$2,201	$7,084

(1)	Excludes allowance for credit losses of $192 for other financial assets including acceptances, investment securities, deposits with banks, off-balance sheet credit risks and reverse repos.

	As at October 31, 2024
($ millions)	Stage 1	Stage 2	Stage 3	Total
Residential mortgages	$165	$398	$645	$1,208
Personal loans	544	1,154	621	2,319
Credit cards	288	872	–	1,160
Business and government	586	475	788	1,849
Total (1)	$1,583	$2,899	$2,054	$6,536
(1)	Excludes allowance for credit losses of $200 for other financial assets including acceptances, investment securities, deposits with banks, off-balance sheet credit risks and reverse repos.

	As at April 30, 2024
($ millions)	Stage 1	Stage 2	Stage 3	Total
Residential mortgages	$259	$349	$580	$1,188
Personal loans	626	1,058	656	2,340
Credit cards	357	882	–	1,239
Business and government	550	426	764	1,740
Total (1)	$1,792	$2,715	$2,000	$6,507

(1)	Excludes allowance for credit losses of $261 for other financial assets including acceptances, investment securities, deposits with banks, off-balance sheet credit risks and reverse repos.

The following table presents the changes to the allowance for credit losses on loans.

	As at and for the three months ended
	April 30, 2025				April 30, 2024
($ millions)	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total

Retail loans:
Residential mortgages
Balance at beginning of period	$160	$409	$711	$1,280	$246	$336	$533	$1,115
Provision for credit losses
Remeasurement (1)	(41)	66	112	137	(43)	30	92	79
Newly originated or purchased financial assets	13	–	–	13	9	–	–	9
Derecognition of financial assets and maturities	(2)	(7)	–	(9)	(2)	(5)	–	(7)
Changes in models and methodologies	–	–	–	–	–	–	–	–
Transfer to (from):
Stage 1	63	(49)	(14)	–	55	(43)	(12)	–
Stage 2	(13)	65	(52)	–	(10)	48	(38)	–
Stage 3	–	(24)	24	–	–	(21)	21	–
Gross write-offs	–	–	(28)	(28)	–	–	(31)	(31)
Recoveries	–	–	4	4	–	–	5	5
Foreign exchange and other movements	(2)	(8)	(9)	(19)	4	4	10	18
Balance at end of period	$178	$452	$748	$1,378	$259	$349	$580	$1,188
Personal loans
Balance at beginning of period	$554	$1,225	$647	$2,426	$629	$1,050	$623	$2,302
Provision for credit losses
Remeasurement (1)	(166)	317	371	522	(185)	254	404	473
Newly originated or purchased financial assets	93	–	–	93	97	–	–	97
Derecognition of financial assets and maturities	(20)	(35)	–	(55)	(24)	(47)	–	(71)
Changes in models and methodologies	7	(32)	(3)	(28)	–	–	–	–
Transfer to (from):
Stage 1	161	(157)	(4)	–	168	(165)	(3)	–
Stage 2	(48)	77	(29)	–	(60)	87	(27)	–
Stage 3	(2)	(122)	124	–	(4)	(127)	131	–
Gross write-offs	–	–	(517)	(517)	–	–	(552)	(552)
Recoveries	–	–	72	72	–	–	67	67
Foreign exchange and other movements	(45)	(45)	(44)	(134)	5	6	13	24
Balance at end of period	$534	$1,228	$617	$2,379	$626	$1,058	$656	$2,340
Credit cards
Balance at beginning of period	$295	$890	$–	$1,185	$381	$851	$–	$1,232
Provision for credit losses
Remeasurement (1)	(70)	235	225	390	(99)	161	199	261
Newly originated or purchased financial assets	26	–	–	26	40	–	–	40
Derecognition of financial assets and maturities	(10)	(9)	–	(19)	(13)	(16)	–	(29)
Changes in models and methodologies	–	–	–	–	–	–	–	–
Transfer to (from):
Stage 1	95	(95)	–	–	85	(85)	–	–
Stage 2	(30)	30	–	–	(40)	40	–	–
Stage 3	–	(94)	94	–	–	(79)	79	–
Gross write-offs	–	–	(365)	(365)	–	–	(327)	(327)
Recoveries	–	–	49	49	–	–	47	47
Foreign exchange and other movements	(14)	(14)	(3)	(31)	3	10	2	15
Balance at end of period	$292	$943	$–	$1,235	$357	$882	$–	$1,239
Total retail loans
Balance at beginning of period	$1,009	$2,524	$1,358	$4,891	$1,256	$2,237	$1,156	$4,649
Provision for credit losses
Remeasurement (1)	(277)	618	708	1,049	(327)	445	695	813
Newly originated or purchased financial assets	132	–	–	132	146	–	–	146
Derecognition of financial assets and maturities	(32)	(51)	–	(83)	(39)	(68)	–	(107)
Changes in models and methodologies	7	(32)	(3)	(28)	–	–	–	–
Transfer to (from):
Stage 1	319	(301)	(18)	–	308	(293)	(15)	–
Stage 2	(91)	172	(81)	–	(110)	175	(65)	–
Stage 3	(2)	(240)	242	–	(4)	(227)	231	–
Gross write-offs	–	–	(910)	(910)	–	–	(910)	(910)
Recoveries	–	–	125	125	–	–	119	119
Foreign exchange and other movements	(61)	(67)	(56)	(184)	12	20	25	57
Balance at end of period	$1,004	$2,623	$1,365	$4,992	$1,242	$2,289	$1,236	$4,767
Non-retail loans:
Business and government
Balance at beginning of period	$790	$551	$832	$2,173	$614	$439	$782	$1,835
Provision for credit losses
Remeasurement (1)	9	123	211	343	(9)	50	128	169
Newly originated or purchased financial assets	317	–	–	317	214	–	–	214
Derecognition of financial assets and maturities	(296)	(26)	(11)	(333)	(186)	(28)	(2)	(216)
Changes in models and methodologies	–	–	–	–	–	–	–	–
Transfer to (from):
Stage 1	38	(38)	–	–	33	(33)	–	–
Stage 2	(16)	18	(2)	–	(21)	22	(1)	–
Stage 3	(1)	(5)	6	–	–	(4)	4	–
Gross write-offs	–	–	(163)	(163)	–	–	(108)	(108)
Recoveries	–	–	17	17	–	–	10	10
Foreign exchange and other movements	(21)	(12)	(54)	(87)	8	1	(15)	(6)
Balance at end of period including off-balance sheet exposures	$820	$611	$836	$2,267	$653	$447	$798	$1,898
Less: Allowance for credit losses on off-balance sheet exposures (2)	(153)	(22)	–	(175)	(103)	(21)	(34)	(158)
Balance at end of period (2)	$667	$589	$836	$2,092	$550	$426	$764	$1,740

	As at and for the six months ended
	April 30, 2025				April 30, 2024
($ millions)	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Retail loans:
Residential mortgages
Balance at beginning of period	$165	$398	$645	$1,208	$265	$321	$498	$1,084
Provision for credit losses
Remeasurement (1)	(99)	102	201	204	(108)	66	180	138
Newly originated or purchased financial assets	25	–	–	25	20	–	–	20
Derecognition of financial assets and maturities	(4)	(13)	–	(17)	(4)	(10)	–	(14)
Changes in models and methodologies	(2)	(14)	9	(7)	–	–	–	–
Transfer to (from):
Stage 1	116	(92)	(24)	–	105	(80)	(25)	–
Stage 2	(23)	120	(97)	–	(21)	97	(76)	–
Stage 3	–	(49)	49	–	–	(42)	42	–
Gross write-offs	–	–	(52)	(52)	–	–	(54)	(54)
Recoveries	–	–	12	12	–	–	10	10
Foreign exchange and other movements	–	–	5	5	2	(3)	5	4
Balance at end of period	$178	$452	$748	$1,378	$259	$349	$580	$1,188
Personal loans
Balance at beginning of period	$544	$1,154	$621	$2,319	$647	$1,103	$664	$2,414
Provision for credit losses
Remeasurement (1)	(328)	596	761	1,029	(371)	475	756	860
Newly originated or purchased financial assets	194	–	–	194	190	–	–	190
Derecognition of financial assets and maturities	(43)	(76)	–	(119)	(47)	(93)	–	(140)
Changes in models and methodologies	–	(29)	5	(24)	–	–	–	–
Transfer to (from):
Stage 1	311	(303)	(8)	–	340	(334)	(6)	–
Stage 2	(106)	162	(56)	–	(118)	169	(51)	–
Stage 3	(4)	(246)	250	–	(7)	(253)	260	–
Gross write-offs	–	–	(1,075)	(1,075)	–	–	(1,040)	(1,040)
Recoveries	–	–	145	145	–	–	128	128
Foreign exchange and other movements	(34)	(30)	(26)	(90)	(8)	(9)	(55)	(72)
Balance at end of period	$534	$1,228	$617	$2,379	$626	$1,058	$656	$2,340
Credit cards
Balance at beginning of period	$288	$872	$–	$1,160	$414	$823	$–	$1,237
Provision for credit losses
Remeasurement (1)	(151)	403	464	716	(198)	342	396	540
Newly originated or purchased financial assets	58	–	–	58	80	–	–	80
Derecognition of financial assets and maturities	(23)	(20)	–	(43)	(26)	(32)	–	(58)
Changes in models and methodologies	(2)	(7)	–	(9)	–	–	–	–
Transfer to (from):
Stage 1	183	(183)	–	–	163	(163)	–	–
Stage 2	(57)	57	–	–	(74)	74	–	–
Stage 3	–	(182)	182	–	–	(149)	149	–
Gross write-offs	–	–	(738)	(738)	–	–	(643)	(643)
Recoveries	–	–	91	91	–	–	90	90
Foreign exchange and other movements	(4)	3	1	–	(2)	(13)	8	(7)
Balance at end of period	$292	$943	$–	$1,235	$357	$882	$–	$1,239
Total retail loans
Balance at beginning of period	$997	$2,424	$1,266	$4,687	$1,326	$2,247	$1,162	$4,735
Provision for credit losses
Remeasurement (1)	(578)	1,101	1,426	1,949	(677)	883	1,332	1,538
Newly originated or purchased financial assets	277	–	–	277	290	–	–	290
Derecognition of financial assets and maturities	(70)	(109)	–	(179)	(77)	(135)	–	(212)
Changes in models and methodologies	(4)	(50)	14	(40)	–	–	–	–
Transfer to (from):
Stage 1	610	(578)	(32)	–	608	(577)	(31)	–
Stage 2	(186)	339	(153)	–	(213)	340	(127)	–
Stage 3	(4)	(477)	481	–	(7)	(444)	451	–
Gross write-offs	–	–	(1,865)	(1,865)	–	–	(1,737)	(1,737)
Recoveries	–	–	248	248	–	–	228	228
Foreign exchange and other movements	(38)	(27)	(20)	(85)	(8)	(25)	(42)	(75)
Balance at end of period	$1,004	$2,623	$1,365	$4,992	$1,242	$2,289	$1,236	$4,767
Non-retail loans:
Business and government
Balance at beginning of period	$739	$508	$788	$2,035	$635	$403	$748	$1,786
Provision for credit losses
Remeasurement (1)	(2)	190	390	578	(49)	142	290	383
Newly originated or purchased financial assets	675	–	–	675	426	–	–	426
Derecognition of financial assets and maturities	(611)	(53)	(19)	(683)	(382)	(62)	(4)	(448)
Changes in models and methodologies	–	–	–	–	–	–	–	–
Transfer to (from):
Stage 1	63	(63)	–	–	77	(77)	–	–
Stage 2	(38)	41	(3)	–	(52)	54	(2)	–
Stage 3	(2)	(10)	12	–	–	(8)	8	–
Gross write-offs	–	–	(303)	(303)	–	–	(220)	(220)
Recoveries	–	–	35	35	–	–	36	36
Foreign exchange and other movements	(4)	(2)	(64)	(70)	(2)	(5)	(58)	(65)
Balance at end of period including off-balance sheet exposures	$820	$611	$836	$2,267	$653	$447	$798	$1,898
Less: Allowance for credit losses on off-balance sheet exposures (2)	(153)	(22)	–	(175)	(103)	(21)	(34)	(158)
Balance at end of period (2)	$667	$589	$836	$2,092	$550	$426	$764	$1,740

(1)
Includes credit risk changes as a result of significant increases in credit risk, changes in credit risk that did not result in a transfer between stages, changes in model inputs and assumptions and changes due to drawdowns of undrawn commitments.

(2)	Allowance for credit los ses o n off-balance sheet exposures is recorded in other liabilities in the Consolidated Statement of Financial Position.

(d)	Carrying value of exposures by risk rating

Residential mortgages	As at April 30, 2025				As at October 31, 2024
Category of PD grades ($ millions)	Stage 1	Stage 2	Stage 3 (1)	Total	Stage 1	Stage 2	Stage 3 (1)	Total
Very low	$209,189	$6,837	$–	$216,026	$211,165	$3,262	$–	$214,427
Low	80,220	7,933	–	88,153	78,344	3,625	–	81,969
Medium	22,437	4,247	–	26,684	19,205	2,072	–	21,277
High	2,815	5,549	–	8,364	2,561	5,280	–	7,841
Very high	40	3,014	–	3,054	13	2,814	–	2,827
Loans not graded (2)	13,897	1,035	–	14,932	18,614	1,614	–	20,228
Default	–	–	2,579	2,579	–	–	2,372	2,372
Total	$328,598	$28,615	$2,579	$359,792	$329,902	$18,667	$2,372	$350,941
Allowance for credit losses	178	452	748	1,378	165	398	645	1,208
Carrying value	$328,420	$28,163	$1,831	$358,414	$329,737	$18,269	$1,727	$349,733
(1)	Stage 3 includes purchased or originated credit-impaired loans.
(2)	Portfolios where the customer account level ‘Probability of Default’ has not been determined have been included in the ‘Loans not graded’ category.

Personal loans	As at April 30, 2025				As at October 31, 2024
Category of PD grades ($ millions)	Stage 1	Stage 2	Stage 3 (1)	Total	Stage 1	Stage 2	Stage 3 (1)	Total
Very low	$30,848	$31	$–	$30,879	$30,865	$–	$–	$30,865
Low	21,321	356	–	21,677	20,686	12	–	20,698
Medium	12,913	45	–	12,958	13,053	38	–	13,091
High	9,572	5,509	–	15,081	10,535	4,843	–	15,378
Very high	26	2,606	–	2,632	76	2,743	–	2,819
Loans not graded (2)	19,761	1,905	–	21,666	20,482	1,929	–	22,411
Default	–	–	1,060	1,060	–	–	1,117	1,117
Total	$94,441	$10,452	$1,060	$105,953	$95,697	$9,565	$1,117	$106,379
Allowance for credit losses	534	1,228	617	2,379	544	1,154	621	2,319
Carrying value	$93,907	$9,224	$443	$103,574	$95,153	$8,411	$496	$104,060
(1)	Stage 3 includes purchased or originated credit-impaired loans.
(2)	Portfolios where the customer account level ‘Probability of Default’ has not been determined have been included in the ‘Loans not graded’ category.

Credit cards	As at April 30, 2025				As at October 31, 2024
Category of PD grades ($ millions)	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Very low	$2,340	$–	$–	$2,340	$2,382	$3	$–	$2,385
Low	3,036	8	–	3,044	2,872	25	–	2,897
Medium	4,660	23	–	4,683	4,631	55	–	4,686
High	3,002	1,959	–	4,961	3,069	1,880	–	4,949
Very high	17	1,176	–	1,193	16	1,028	–	1,044
Loans not graded (1)	543	460	–	1,003	895	518	–	1,413
Default	–	–	–	–	–	–	–	–
Total	$13,598	$3,626	$–	$17,224	$13,865	$3,509	$–	$17,374
Allowance for credit losses	292	943	–	1,235	288	872	–	1,160
Carrying value	$13,306	$2,683	$–	$15,989	$13,577	$2,637	$–	$16,214
(1)	Portfolios where the customer account level ‘Probability of Default’ has not been determined have been included in the ‘Loans not graded’ category.

Undrawn loan commitments – Retail	As at April 30, 2025				As at October 31, 2024
Category of PD grades ($ millions)	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Very low	$122,013	$12	$–	$122,025	$115,396	$2	$–	$115,398
Low	18,701	15	–	18,716	17,947	26	–	17,973
Medium	8,258	12	–	8,270	8,128	22	–	8,150
High	3,760	669	–	4,429	3,490	505	–	3,995
Very high	10	408	–	418	10	305	–	315
Loans not graded (1)	10,897	2,572	–	13,469	12,634	2,749	–	15,383
Default	–	–	–	–	–	–	–	–
Carrying value	$163,639	$3,688	$–	$167,327	$157,605	$3,609	$–	$161,214
(1)	Portfolios where the customer account level ‘Probability of Default’ has not been determined have been included in the ‘Loans not graded’ category.

Total retail loans	As at April 30, 2025				As at October 31, 2024
Category of PD grades ($ millions)	Stage 1	Stage 2	Stage 3 (1)	Total	Stage 1	Stage 2	Stage 3 (1)	Total

Very low	$364,390	$6,880	$–	$371,270	$359,808	$3,267	$–	$363,075
Low	123,278	8,312	–	131,590	119,849	3,688	–	123,537
Medium	48,268	4,327	–	52,595	45,017	2,187	–	47,204
High	19,149	13,686	–	32,835	19,655	12,508	–	32,163
Very high	93	7,204	–	7,297	115	6,890	–	7,005
Loans not graded (2)	45,098	5,972	–	51,070	52,625	6,810	–	59,435
Default	–	–	3,639	3,639	–	–	3,489	3,489
Total	$600,276	$46,381	$3,639	$650,296	$597,069	$35,350	$3,489	$635,908
Allowance for credit losses	1,004	2,623	1,365	4,992	997	2,424	1,266	4,687
Carrying value	$599,272	$43,758	$2,274	$645,304	$596,072	$32,926	$2,223	$631,221
(1)	Stage 3 includes purchased or originated credit-impaired loans.
(2)	Portfolios where the customer account level ‘Probability of Default’ has not been determined have been included in the ‘Loans not graded’ category.

Business and government loans	As at April 30, 2025				As at October 31, 2024
Grade ($ millions)	Stage 1	Stage 2	Stage 3 (1)	Total	Stage 1	Stage 2	Stage 3 (1)	Total

Investment grade	$138,303	$754	$–	$139,057	$146,999	$1,829	$–	$148,828
Non-investment grade	124,319	6,930	–	131,249	124,749	8,800	–	133,549
Watch list	8	4,642	–	4,650	10	4,819	–	4,829
Loans not graded (2)	2,295	26	–	2,321	2,190	25	–	2,215
Default	–	–	3,210	3,210	–	–	3,250	3,250
Total	$264,925	$12,352	$3,210	$280,487	$273,948	$15,473	$3,250	$292,671
Allowance for credit losses	667	589	836	2,092	586	475	788	1,849
Carrying value	$264,258	$11,763	$2,374	$278,395	$273,362	$14,998	$2,462	$290,822
(1)	Stage 3 includes purchased or originated credit-impaired loans.
(2)	Portfolios where the customer account level ‘Probability of Default’ has not been determined have been included in the ‘Loans not graded’ category.

Undrawn loan commitments – Business and government	As at April 30, 2025				As at October 31, 2024
Grade ($ millions)	Stage 1	Stage 2	Stage 3 (1)	Total	Stage 1	Stage 2	Stage 3 (1)	Total
Investment grade	$244,182	$1,308	$–	$245,490	$243,635	$1,124	$–	$244,759
Non-investment grade	56,569	2,283	–	58,852	59,572	2,894	–	62,466
Watch list	–	873	–	873	–	1,142	–	1,142
Loans not graded (2)	4,171	1	–	4,172	3,921	–	–	3,921
Default	–	–	56	56	–	–	32	32
Total	$304,922	$4,465	$56	$309,443	$307,128	$5,160	$32	$312,320
Allowance for credit losses	153	22	–	175	153	33	–	186
Carrying value	$304,769	$4,443	$56	$309,268	$306,975	$5,127	$32	$312,134
(1)	Stage 3 includes purchased or originated credit-impaired loans.
(2)	Portfolios where the customer account level ‘Probability of Default’ has not been determined have been included in the ‘Loans not graded’ category.

Total non-retail loans	As at April 30, 2025				As at October 31, 2024
Grade ($ millions)	Stage 1	Stage 2	Stage 3 (1)	Total	Stage 1	Stage 2	Stage 3 (1)	Total
Investment grade	$382,485	$2,062	$–	$384,547	$390,634	$2,953	$–	$393,587
Non-investment grade	180,888	9,213	–	190,101	184,321	11,694	–	196,015
Watch list	8	5,515	–	5,523	10	5,961	–	5,971
Loans not graded (2)	6,466	27	–	6,493	6,111	25	–	6,136
Default	–	–	3,266	3,266	–	–	3,282	3,282
Total	$569,847	$16,817	$3,266	$589,930	$581,076	$20,633	$3,282	$604,991
Allowance for credit losses	820	611	836	2,267	739	508	788	2,035
Carrying value	$569,027	$16,206	$2,430	$587,663	$580,337	$20,125	$2,494	$602,956
(1)	Stage 3 includes purchased or originated credit-impaired loans.
(2)	Portfolios where the customer account level ‘Probability of Default’ has not been determined have been included in the ‘Loans not graded’ category.

(e)	Loans past due but not impaired (1)
A loan is considered past due when a counterparty has not made a payment by the contractual due date. The following table presents the carrying value of loans that are contractually past due but not classified as impaired because they are either less than 90 days past due or fully secured and collection efforts are reasonably expected to result in repayment, or restoring it to a current status in accordance with the Bank’s policy. In cases where borrowers have opted to participate in payment deferral programs, deferral of payments is not considered past due and such loans are not aged further during the deferral period.

	As at April 30, 2025
($ millions)	31-60 days	61-90 days	91 days and greater (2)	Total
Residential mortgages	$1,506	$720	$–	$2,226
Personal loans	635	346	–	981
Credit cards	245	184	395	824
Business and government	316	121	–	437
Total	$2,702	$1,371	$395	$4,468

	As at January 31, 2025
($ millions)	31-60 days	61-90 days	91 days and greater (2)	Total
Residential mortgages	$1,505	$715	$–	$2,220
Personal loans	661	360	–	1,021
Credit cards	256	187	416	859
Business and government	150	54	–	204
Total	$2,572	$1,316	$416	$4,304

	As at October 31, 2024
($ millions)	31-60 days	61-90 days	91 days and greater (2)	Total
Residential mortgages	$1,418	$718	$–	$2,136
Personal loans	647	343	–	990
Credit cards	242	172	398	812
Business and government	192	48	–	240
Total	$2,499	$1,281	$398	$4,178
(1)	Loans past due 30 days or less are not presented in this analysis as they are not administratively considered past due.
(2)	All loans that are over 90 days past due are considered impaired with the exception of credit card receivables which are considered impaired when 180 days past due.

(f)	Purchased credit-impaired loans
Certain financial assets including loans are credit-impaired on initial recognition. The following table provides details of such assets:

	As at
($ millions)	April 30 2025	January 31 2025	October 31 2024
Unpaid principal balance (1)	$231	$248	$243
Credit related fair value adjustments	(26)	(29)	(29)
Carrying value	205	219	214
Stage 3 allowance	–	(1)	(1)
Carrying value net of related allowance	$205	$218	$213
(1)	Represents principal amount owed net of write-offs.